Share-based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	$ 13,513	$ 6,057	$ 209,684	$ 42,285	$ 71,151	$ 22,294	$ 349
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	1,317	476	17,346	3,466	5,777	1,720	28
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	2,173	1,009	36,679	7,590	12,566	3,858	71
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	6,707	2,179	78,592	14,640	24,673	7,536	122
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	$ 3,316	$ 2,393	$ 77,067	$ 16,589	$ 28,135	$ 9,180	$ 128